The Marsico Investment Fund       March 31, 1999
------------------------------------------------
                              Semi-Annual Report


                  [PHOTOS]

------------------------------------------------
      NO ONE GETS CLOSER TO LARGE CAPS
                THAN MARSICO.







     [LOGO]
MARSICO FUNDS(R)

We do the work.(SM)

TABLE OF CONTENTS:
------------------------------------------------
Letter to the Shareholders                     1
Schedule of Investments                        4
Statements of Assets and Liabilities          12
Statements of Operations                      13
Statements of Changes in Net Assets           14
Financial Highlights                          16
Notes to Financial Statements                 18



This report is submitted for the general Information of Marsico Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

                                                             April 1999



DEAR MARSICO FUNDS SHAREHOLDER:




We are pleased to present the Semiannual Report of the Marsico Funds for the six-month period ended March 31, 1999. The Funds, which passed their one-year anniversary in December, continued to post solid investment results. Both Marsico Focus Fund and Marsico Growth & Income Fund outperformed the S&P 500(R) Index, which we consider to be the Funds' primary "market" benchmark, during the first calendar quarter of 1999 and for the six months ended March 31, 1999. In addition, the Funds have outperformed the S&P 500(R) Index for the period from their inception through March 31, 1999, as reflected below:

Total Returns                          Focus             Growth &        S&P 500(R)
as of 3/31/99<F1>                       Fund          Income Fund         Index<F2>
-----------------------------------------------------------------------------------
Three Months Ended                     12.56%             9.55%             4.98%
Six Months Ended                       37.78%            36.14%            27.34%
Since Inception (12/31/97)             70.30%            57.10%            34.98%
One Year                               38.34%            31.35%            18.46%
Average Annual
Since Inception                        53.28%            43.67%            27.21%

INVESTMENT REVIEW

At the time of our first Annual Report on September 30, 1998, the market had just come through a difficult period for equity investments. A number of events - Russian debt default, the emergency bailout of Long Term Capital Management, fears of a possible global credit crunch and Presidential impeachment proceedings - caused significant volatility in the markets. However, due in part to strong leadership by the Federal Reserve (which cut interest rates in September and October), which in turn spurred a variety of interest rate reductions in overseas markets, equities staged a powerful recovery in the fourth quarter 1998. The S&P 500(R) Index rose 21.30% during the fourth quarter, fueled by strong gains in the technology and financial services sectors. Both Marsico Focus Fund and Marsico Growth & Income Fund participated in the stock market rally with the Focus Fund posting a return of 22.41% and the Growth & Income Fund gaining 24.26% for the quarter ended December 31, 1998.

Capital market returns were mixed during the first quarter 1999. Large capitalization companies (the investment universe which the Funds emphasize) once again had strong performance, with the S&P 500(R) Index advancing 4.98%. However, smaller capitalization companies - as measured by the Russell 2000 Index - fell by more than 5.43% and the broad U.S. fixed income market - as measured by the Lehman Brothers Aggregate Bond Index - experienced its first quarterly loss in two years. Continued strong economic growth and solemn words from Federal Reserve Bank Chairman Alan Greenspan during his Humphrey Hawkins testimony seemed to indicate that the Fed might potentially move toward tightening monetary policy by raising interest rates. However, as of the end of March, the Fed had decided to leave rates unchanged. In evaluating the investment results of the Funds for the six months ended March 31, 1999, the primary "drivers" were allocations to technology, consumer and financial services companies. A variety of individual holdings contributed to performance. In technology, EMC Corporation and Microsoft posted strong returns. In the consumer-related arena, positions such as McDonald's and Anheuser Busch Cos. were two of the better-performing stocks. Citigroup, one of the largest positions in each Fund, represented the biggest gain in the financial services sector. Diversification across various industries also helped results, as the Funds' portfolios were buoyed by positions in the airline and cable/media sectors.

INVESTMENT OUTLOOK

As we write, the stock market is experiencing substantial volatility. Although the market changes have been rapid and widespread and the potential for escalated conflict in Kosovo remains, we continue to have a positive long-term "macro" investment outlook for U.S. equities.
There are a variety of factors contributing to this view. We believe inflation for all intents and purposes is near zero, and we do not believe there are any visible signs that inflation may rise near-term. In a related vein, we believe that interest rates should stabilize and may in fact decline during the next several years. In our opinion, technology is spurring major productivity enhancements. The consumer is strong. Unemployment is low. The Federal government has budget surpluses for the first time in years and is projecting higher surpluses in the future. We continue to have confidence in the Federal Reserve, and have been pleased by central banks' policies

(including coordinated interest rate cuts) in overseas markets. While we are mindful that U.S. equities may appear fully valued based on extrapolation of historical data measures, we believe the overall investing backdrop remains attractive. As always, we continue to seek investment opportunities in large capitalization companies that we believe have a strong brand franchise, global reach, strong fundamentals and are experiencing positive change.

We thank you for your investment in the Marsico Funds and appreciate being part of your long-term investment strategy. You have our promise that we will continue to do the work...for you.

Sincerely,

/s/ Thomas F. Marsico

Thomas F. Marsico
Chairman and Chief Executive Officer






[FN]
<F1> Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than their original cost. Past performance is no guarantee of future results. Because it is not diversified, the Focus Fund may take larger positions in fewer companies, thereby concentrating its holdings in what the manager believes to be the best investment ideas. Such concentration also increases the overall risk profile of the Fund.
<F2> The S&P 500(R) Index is a registered trademark of Standard &
     Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

MARSICO FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(Unaudited)

                                                  Number       Market Value      Percent of
                                                of Shares       in Dollars       Net Assets
-------------------------------------------------------------------------------------------
COMMON STOCKS

Airlines
Delta Air Lines, Inc.                           1,053,544      $ 73,221,308         3.87%
Southwest Airlines                              1,358,558        41,096,379         2.17
UAL Corporation<F*>                               947,182        73,643,401         3.89
----------------------------------------------------------------------------------------
                                                                187,961,088         9.93
----------------------------------------------------------------------------------------

Automotive -
Cars/Light Trucks
Ford Motor Company                                882,362        50,074,044         2.65
General Motors Corporation                      1,332,257       115,739,827         6.11
----------------------------------------------------------------------------------------
                                                                165,813,871         8.76
----------------------------------------------------------------------------------------

Beverages - Non-Alcoholic
Coca-Cola Enterprises Inc.                      1,639,009        49,580,022         2.62
Pepsi Bottling Group, Inc.<F*>                  1,080,194        23,426,707         1.24
----------------------------------------------------------------------------------------
                                                                 73,006,729         3.86
----------------------------------------------------------------------------------------

Brewery
Anheuser-Busch
  Companies, Inc.                               1,038,359        79,109,976         4.18
----------------------------------------------------------------------------------------

Cable Television
MediaOne Group, Inc.<F*>                          815,070        51,756,945         2.73
----------------------------------------------------------------------------------------

Chemicals - Diversified
Monsanto Company                                1,107,195        50,861,770         2.69
----------------------------------------------------------------------------------------

Computer Software
Microsoft Corporation<F*>                         747,924        67,032,688         3.54
----------------------------------------------------------------------------------------

Computers -
Memory Devices
EMC Corporation<F*>                             1,172,745       149,818,174         7.91
----------------------------------------------------------------------------------------

Computers - Micro
Sun Microsystems Inc.<F*>                         511,495        63,904,907         3.38
----------------------------------------------------------------------------------------



4


MARSICO FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
(Unaudited)

                                                  Number       Market Value      Percent of
                                                of Shares       in Dollars       Net Assets
-------------------------------------------------------------------------------------------
Cosmetics & Toiletries
Gillette Company                                1,010,843      $ 60,081,981         3.17%
----------------------------------------------------------------------------------------

Diversified Financial Services
Associates First Capital Corp.                  1,124,865        50,618,925         2.67
Citigroup, Inc.                                 1,602,087       102,333,307         5.41
----------------------------------------------------------------------------------------
                                                                152,952,232         8.08
----------------------------------------------------------------------------------------

Diversified Manufacturing
Operations
General Electric Company                          587,371        64,977,917         3.43
----------------------------------------------------------------------------------------

Finance - Mortgage
Loan/Banker
Fannie Mae                                        508,214        35,193,819         1.86
----------------------------------------------------------------------------------------

Internet Content
Inktomi Corporation<F*>                           417,823        35,828,322         1.89
----------------------------------------------------------------------------------------

Medical - Drugs
Merck & Co. Inc.                                  584,740        46,888,839         2.48
Pfizer Inc.                                       406,964        56,466,255         2.98
----------------------------------------------------------------------------------------
                                                                103,355,094         5.46
----------------------------------------------------------------------------------------

Money Center Banks
Chase Manhattan Corp.                             869,738        70,720,571         3.74
----------------------------------------------------------------------------------------

Multimedia
Time Warner Inc.                                  976,864        69,418,398         3.67
----------------------------------------------------------------------------------------

Networking Products
Cisco Systems, Inc.<F*>                           367,636        40,279,119         2.13
----------------------------------------------------------------------------------------

Oil Companies - Integrated
Royal Dutch Petroleum
  Company                                         690,361        35,898,772         1.90
----------------------------------------------------------------------------------------


                                                                        5


MARSICO FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
(Unaudited)

                                                   Number     Market Value       Percent of
                                                 of Shares     in Dollars        Net Assets
-------------------------------------------------------------------------------------------
Retail - Building Products
The Home Depot, Inc.                              774,769    $   48,229,370         2.55%
----------------------------------------------------------------------------------------

Retail - Restaurants
McDonald's Corporation                            886,316        40,161,194         2.12
----------------------------------------------------------------------------------------

Telecommunication Equipment
Lucent Technologies Inc.                          843,136        90,847,904         4.80
----------------------------------------------------------------------------------------

Telecommunication Services
Level 3 Communications, Inc.<F*>                  506,379        36,870,721         1.95
Qwest Communications<F*>                          977,588        70,569,634         3.73
----------------------------------------------------------------------------------------
                                                                107,440,355         5.68
----------------------------------------------------------------------------------------

Telephone - Long Distance
AT&T Corporation                                  301,767        24,084,779         1.27
----------------------------------------------------------------------------------------

Total Common Stocks
(cost $1,514,336,860)                                         1,868,735,975        98.73
----------------------------------------------------------------------------------------


                                               Principal/      Market Value     Percent of
                                                 Shares         in Dollars      Net Assets
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS

SSgA Money Market Fund                             23,701            23,701            -
Federal Agricultural Mortgage
Corporation, 4.80%, 4/1/99                    $46,700,000        46,700,000         2.47
----------------------------------------------------------------------------------------

Total Short-Term Investments
(cost $46,723,701)                                               46,723,701         2.47
----------------------------------------------------------------------------------------

Total Investments
(cost $1,561,060,561)                                         1,915,459,676       101.20

Liabilities less Other Assets                                   (22,668,236)       (1.20)
----------------------------------------------------------------------------------------

NET ASSETS                                                   $1,892,791,440       100.00%
========================================================================================

<F*> Non-income producing.
See notes to financial statements.

MARSICO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(Unaudited)

                                                   Number       Market Value     Percent of
                                                 of Shares       in Dollars      Net Assets
-------------------------------------------------------------------------------------------
COMMON STOCKS

Advertising Agencies
Young and Rubicam Inc.<F*>                         78,936       $ 3,216,642         0.59%
----------------------------------------------------------------------------------------

Airlines
Delta Air Lines, Inc.                             282,942        19,664,469         3.59
Southwest Airlines                                364,477        11,025,429         2.02
UAL Corporation<F*>                               243,896        18,962,914         3.46
----------------------------------------------------------------------------------------
                                                                 49,652,812         9.07
----------------------------------------------------------------------------------------

Automotive -
Cars/Light Trucks
Ford Motor Company                                240,491        13,647,864         2.49
General Motors Corporation                        255,209        22,171,282         4.05
----------------------------------------------------------------------------------------
                                                                 35,819,146         6.54
----------------------------------------------------------------------------------------

Automotive/Truck Parts
& Equipment - Original
Delphi Automotive
  Systems Corporation<F*>                         136,752         2,427,348         0.44
----------------------------------------------------------------------------------------

Beverages - Non-Alcoholic
Coca-Cola Enterprises Inc.                        253,768         7,676,482         1.41
Pepsi Bottling Group, Inc.<F*>                    311,402         6,753,531         1.23
----------------------------------------------------------------------------------------
                                                                 14,430,013         2.64
----------------------------------------------------------------------------------------

Brewery
Anheuser-Busch
  Companies, Inc.                                 292,824        22,309,529         4.08
----------------------------------------------------------------------------------------

Building - Residential/
Commercial
M.D.C. Holdings, Inc.                             265,188         3,812,078         0.70
----------------------------------------------------------------------------------------

Cable Television
MediaOne Group, Inc.<F*>                          281,881        17,899,444         3.27
----------------------------------------------------------------------------------------



                                                                        7


MARSICO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
(Unaudited)

                                                   Number       Market Value     Percent of
                                                 of Shares       in Dollars      Net Assets
-------------------------------------------------------------------------------------------
Cellular Telecommunications
Sprint Corporation<F*>                             96,473       $ 4,274,960         0.78%
----------------------------------------------------------------------------------------

Computer Software
Microsoft Corporation<F*>                         220,376        19,751,199         3.61
----------------------------------------------------------------------------------------

Computers -
Information Technology
IMS Health Inc.                                   187,794         6,220,676         1.14
----------------------------------------------------------------------------------------

Computers -
Memory Devices
EMC Corporation<F*>                               220,218        28,132,850         5.14
----------------------------------------------------------------------------------------

Computers - Micro
International Business
  Machines Corporation                             50,000         8,862,500         1.62
----------------------------------------------------------------------------------------

Cosmetics & Toiletries
Gillette Company                                  283,204        16,832,938         3.08
----------------------------------------------------------------------------------------

Diversified Financial Services
Associates First
  Capital Corporation                             333,667        15,015,015         2.74
Citigroup, Inc.                                   364,124        23,258,421         4.25
----------------------------------------------------------------------------------------
                                                                 38,273,436         6.99
----------------------------------------------------------------------------------------

Diversified Manufacturing
Operations
General Electric Company                           32,832         3,632,040         0.66
----------------------------------------------------------------------------------------

Finance - Mortgage
Loan/Banker
Fannie Mae                                        141,765         9,817,226         1.80
Freddie Mac                                       162,992         9,310,918         1.70
----------------------------------------------------------------------------------------
                                                                 19,128,144         3.50
----------------------------------------------------------------------------------------



8


MARSICO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
(Unaudited)

                                                   Number       Market Value     Percent of
                                                 of Shares       in Dollars      Net Assets
-------------------------------------------------------------------------------------------
Hotels & Motels
Four Seasons Hotel, Inc.                          235,265       $ 9,822,314         1.79%
----------------------------------------------------------------------------------------

Lasers - Systems/Components
Uniphase Corporation<F*>                           38,643         4,448,775         0.81
----------------------------------------------------------------------------------------

Medical - Drugs
Pfizer Inc.                                       127,734        17,723,093         3.24
Schering-Plough Corporation                        49,988         2,764,961         0.50
----------------------------------------------------------------------------------------
                                                                 20,488,054         3.74
----------------------------------------------------------------------------------------

Money Center Banks
Chase Manhattan Corp.                             265,952        21,625,222         3.95
----------------------------------------------------------------------------------------

Multimedia
Comcast Corporation,
  Special Class A                                 145,131         9,134,182         1.67
Time Warner Inc.                                  319,230        22,685,282         4.14
----------------------------------------------------------------------------------------
                                                                 31,819,464         5.81
----------------------------------------------------------------------------------------

Networking Products
Cisco Systems, Inc.<F*>                           111,017        12,163,300         2.22
----------------------------------------------------------------------------------------

Office Automation/Equipment
Xerox Corporation                                 151,642         8,093,892         1.48
----------------------------------------------------------------------------------------

Oil Companies - Integrated
Royal Dutch Petroleum
  Company                                         202,157        10,512,164         1.92
----------------------------------------------------------------------------------------

Publishing - Books
Houghton Mifflin Company                          133,544         6,259,875         1.14
----------------------------------------------------------------------------------------

Rental Auto/Equipment
The Hertz Corporation                             201,234        10,766,019         1.97
----------------------------------------------------------------------------------------


                                                                        9


MARSICO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
(Unaudited)

                                                   Number      Market Value      Percent of
                                                 of Shares      in Dollars       Net Assets
-------------------------------------------------------------------------------------------
Retail - Building Products
The Home Depot, Inc.                              173,946      $ 10,828,138         1.98%
----------------------------------------------------------------------------------------

Retail - Drug Store
CVS Corporation                                    61,807         2,935,832         0.54
----------------------------------------------------------------------------------------

Retail - Jewelry
Tiffany & Co.                                       7,298           545,525         0.10
----------------------------------------------------------------------------------------

Retail - Major
Department Store
Dayton Hudson Corporation                          73,640         4,906,265         0.90
----------------------------------------------------------------------------------------

Retail - Restaurants
McDonald's Corporation                            295,012        13,367,731         2.44
Starbucks Corporation<F*>                         197,366         5,538,583         1.01
----------------------------------------------------------------------------------------
                                                                 18,906,314         3.45
----------------------------------------------------------------------------------------

Super-Regional Banks
Northern Trust Corporation                         97,753         8,681,688         1.59
----------------------------------------------------------------------------------------

Telecommunication
Equipment
Lucent Technologies Inc.                          120,572        12,991,633         2.37
Qualcomm Inc.<F*>                                  80,976        10,071,390         1.84
----------------------------------------------------------------------------------------
                                                                 23,063,023         4.21
----------------------------------------------------------------------------------------

Telecommunication Services
Qwest Communications<F*>                          197,584        14,244,571         2.60
----------------------------------------------------------------------------------------

Telephone - Long Distance
AT&T Corporation                                   85,890         6,855,096         1.25
----------------------------------------------------------------------------------------

Total Common Stocks
(cost $428,325,972)                                             521,641,286        95.30
----------------------------------------------------------------------------------------


10


MARSICO GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
(Unaudited)

                                                  Number        Market Value     Percent of
                                                of Shares        in Dollars      Net Assets
-------------------------------------------------------------------------------------------
CORPORATE BONDS

Building - Residential/Commercial
M.D.C. Holdings, Inc.,
8.375%, 2/1/08                                  2,700,000      $  2,666,250         0.49%
----------------------------------------------------------------------------------------

Internet Software
Exodus Communications,
5.000%, 3/15/06<F**>                            3,618,000         5,788,800         1.06
----------------------------------------------------------------------------------------

Resorts/Theme Parks
Premier Parks, Inc.,
12.000%, 8/15/03                                2,400,000         2,589,000         0.47
----------------------------------------------------------------------------------------

Total Corporate Bonds
(cost $8,841,978)                                                11,044,050         2.02
----------------------------------------------------------------------------------------

                                               Principal/      Market Value     Percent of
                                                 Shares         in Dollars      Net Assets
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS

SSgA Money Market Fund                              5,156             5,156            -
Federal Agricultural Mortgage
Corporation, 4.80%, 4/1/99                    $32,300,000        32,300,000         5.90%
----------------------------------------------------------------------------------------

Total Short-Term Investments
(cost $32,305,156)                                               32,305,156         5.90
----------------------------------------------------------------------------------------

Total Investments
(cost $469,473,106)                                             564,990,492       103.22

Liabilities less Other Assets                                   (17,607,078)       (3.22)
----------------------------------------------------------------------------------------

NET ASSETS                                                     $547,383,414       100.00%
========================================================================================

<F*> Non-income producing.
<F**> Security exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
See notes to financial statements.

MARSICO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999
(Unaudited)

                                                                                     Growth &
                                                                 Focus Fund       Income Fund
---------------------------------------------------------------------------------------------
ASSETS:

Investments, at value (cost $1,561,060,561
and $469,473,106, respectively)                              $1,915,459,676      $564,990,492
Interest and dividends receivable                                   447,171           193,296
Receivable for capital stock sold                                 6,068,276         3,005,824
Organizational expenses, net of
  accumulated amortization                                          103,287           103,287
Prepaid expenses and other assets                                   164,014            79,803
---------------------------------------------------------------------------------------------
Total Assets                                                  1,922,242,424       568,372,702
---------------------------------------------------------------------------------------------

LIABILITIES:

Payable for investments purchased                                24,844,462        19,568,636
Payable for capital stock redeemed                                2,378,849           663,499
Accrued investment advisory fee                                   1,278,869           451,076
Accrued distribution fee                                            520,906           141,000
Accrued expenses and other liabilities                              427,898           165,077
---------------------------------------------------------------------------------------------
Total Liabilities                                                29,450,984        20,989,288
---------------------------------------------------------------------------------------------

NET ASSETS                                                   $1,892,791,440      $547,383,414
=============================================================================================

NET ASSETS CONSIST OF:

Paid-in-capital                                              $1,564,099,306      $456,802,986
Accumulated net realized
  loss on investments                                           (29,214,313)       (4,994,307)
Accumulated net realized gain
  on foreign currency transactions                                3,507,425            57,349
Net unrealized appreciation
  on investments and foreign
  currency translations                                         354,399,022        95,517,386
---------------------------------------------------------------------------------------------
Net Assets                                                   $1,892,791,440      $547,383,414
=============================================================================================
SHARES OUTSTANDING, $0.0001
  par value (Unlimited shares authorized)                       111,157,876        34,839,880

NET ASSET VALUE, REDEMPTION PRICE,
  AND OFFERING PRICE PER SHARE
  (NET ASSETS/SHARES OUTSTANDING)                                    $17.03            $15.71
=============================================================================================

See notes to financial statements.

MARSICO FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended
MARCH 31, 1999
(Unaudited)

                                                                                     Growth &
                                                                 Focus Fund       Income Fund
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                       $  1,951,227      $    846,027
Dividends                                                         4,046,129         1,229,054
---------------------------------------------------------------------------------------------
Total Investment Income                                           5,997,356         2,075,081
---------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory fees                                          5,337,753         1,868,651
Distribution fees                                                 1,569,927           476,170
Transfer agent fees and expenses                                    730,528           215,806
Fund administration fees                                            155,044           111,293
Federal and state registration fees                                 115,534            45,106
Custody and fund accounting fees                                     84,753            46,082
Printing and postage expenses                                        52,472            16,345
Trustees' fees and expenses                                          32,825            32,825
Professional fees                                                    31,223            31,223
Amortization of organizational costs                                 13,721            13,721
Miscellaneous                                                         5,275             1,216
---------------------------------------------------------------------------------------------
Total expenses                                                    8,129,055         2,858,438

Less expenses paid indirectly                                       (81,467)           (4,681)
---------------------------------------------------------------------------------------------
Net Expenses                                                      8,047,588         2,853,757
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                              (2,050,232)         (778,676)
=============================================================================================

REALIZED AND UNREALIZED
  GAIN (LOSS):

Net realized gain on investments                                 12,891,764        10,920,227
Net realized gain on foreign
  currency transactions                                           3,073,511                92
Change in unrealized appreciation
  on investments and foreign
  currency translations                                         368,597,027        98,715,324
---------------------------------------------------------------------------------------------
Net Gain on Investments                                         384,562,302       109,635,643

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $382,512,070      $108,856,967
=============================================================================================

See notes to financial statements.

MARSICO FOCUS FUND
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                         Six Months           Dec. 31, 1997<F*>
                                                            Ended                    to
                                                        Mar. 31, 1999          Sept. 30, 1998
---------------------------------------------------------------------------------------------
OPERATIONS:

Net investment loss                                    $   (2,050,232)         $     (813,918)
Net realized gain (loss) on investments                    12,891,764             (40,087,882)
Net realized gain on foreign
  currency transactions                                     3,073,511                 433,914
Change in unrealized appreciation/
  depreciation on investments and
  foreign currency translations                           368,597,027             (14,198,005)
---------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                         382,512,070             (54,665,891)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

Proceeds from sale of shares                              955,092,495           1,280,834,349
Redemption of shares                                     (303,069,783)           (367,961,800)
---------------------------------------------------------------------------------------------
Net increase from capital
  share transactions                                      652,022,712             912,872,549
---------------------------------------------------------------------------------------------

TOTAL INCREASE IN
  NET ASSETS                                            1,034,534,782             858,206,658

NET ASSETS:
Beginning of period                                       858,256,658                  50,000
---------------------------------------------------------------------------------------------
End of period                                          $1,892,791,440          $  858,256,658
=============================================================================================

TRANSACTIONS
  IN SHARES:

Shares sold                                                62,892,674              97,469,724
Shares redeemed                                           (21,178,994)            (28,030,528)
---------------------------------------------------------------------------------------------
Net increase                                               41,713,680              69,439,196
=============================================================================================

<F*> Commencement of operations.

See notes to financial statements.

MARSICO GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                          Six Months           Dec. 31, 1997<F*>
                                                             Ended                    to
                                                         Mar. 31, 1999          Sept. 30, 1998
----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment loss                                      $   (778,676)           $   (118,262)
Net realized gain (loss) on investments                    10,920,227             (15,147,236)
Net realized gain on foreign
  currency transactions                                            92                  57,257

Change in unrealized appreciation/
  depreciation on investments and
  foreign currency translations                            98,715,324              (3,197,938)
---------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                               108,856,967             (18,406,179)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

Proceeds from sale of shares                              272,902,599             368,490,350
Redemption of shares                                      (97,895,359)            (86,614,964)
---------------------------------------------------------------------------------------------
Net increase from capital
  share transactions                                      175,007,240             281,875,386
---------------------------------------------------------------------------------------------

TOTAL INCREASE IN
  NET ASSETS                                              283,864,207             263,469,207

NET ASSETS:

Beginning of period                                       263,519,207                  50,000
---------------------------------------------------------------------------------------------
End of period                                            $547,383,414            $263,519,207
=============================================================================================

TRANSACTIONS
  IN SHARES:

Shares sold                                                17,614,186              29,846,080
Shares redeemed                                            (5,607,185)             (7,018,201)
---------------------------------------------------------------------------------------------
Net increase                                               12,007,001              22,827,879
=============================================================================================

<F*> Commencement of operations.

See notes to financial statements.

MARSICO FOCUS FUND
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout the Period.
(Unaudited)

                                                            Six Months          Dec. 31, 1997<F*>
                                                               Ended                   to
                                                           Mar. 31, 1999          Sept. 30, 1998
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                          $12.36                  $10.00

INCOME FROM INVESTMENT
  OPERATIONS:

Net investment loss                                             (0.02)                  (0.01)
Net realized and unrealized gains on investments                 4.69                    2.37
---------------------------------------------------------------------------------------------
Total from investment operations                                 4.67                    2.36
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                                                $17.03                  $12.36
=============================================================================================
TOTAL RETURN<F1>                                                37.78%                  23.60%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (000s)                           $1,892,791                $858,257
Ratio of expenses to average net assets,
  less waivers and before expenses paid indirectly<F2>           1.28%                   1.56%
Ratio of net investment loss to average
  net assets, net of waivers and expenses
  paid indirectly<F2>                                           (0.33)%                 (0.27)%
Ratio of expenses to average net assets,
  before waivers and expenses paid indirectly<F2>                1.29%                   1.56%
Ratio of net investment loss to average
  net assets, before waivers and expenses
  paid indirectly<F2>                                           (0.34)%                 (0.27)%

Portfolio turnover rate<F1>                                       109%                    170%

<F*> Commencement of operations.
<F1> Not annualized.
<F2> Annualized.
See notes to financial statements.

MARSICO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout the Period.
(Unaudited)

                                                             Six Months         Dec. 31, 1997<F*>
                                                               Ended                     to
                                                            Mar. 31, 1999         Sept. 30, 1998
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                          $11.54                  $10.00

INCOME FROM INVESTMENT
  OPERATIONS:

Net investment loss                                             (0.02)                  (0.01)
Net realized and unrealized gains on investments                 4.19                    1.55
---------------------------------------------------------------------------------------------
Total from investment operations                                 4.17                    1.54
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                                                $15.71                  $11.54
=============================================================================================
TOTAL RETURN<F1>                                                36.14%                  15.40%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (000s)                             $547,383                $263,519
Ratio of expenses to average net assets,
   less waivers and before expenses paid indirectly<F2><F3>      1.50%                   1.51%
Ratio of net investment loss to average
  net assets, net of waivers and expenses
  paid indirectly<F3>                                           (0.41)%                 (0.14)%
Ratio of expenses to average net assets,
  before waivers and expenses paid indirectly<F3>                1.50%                   1.78%
Ratio of net investment loss to average
  net assets, before waivers and expenses
  paid indirectly<F3>                                           (0.41)%                 (0.41)%

Portfolio turnover rate<F1>                                        76%                    141%

<F*> Commencement of operations.
<F1> Not annualized.
<F2> The ratio of net expenses to average net assets was 1.50% for the six months ended March 31, 1999 and for the period December 31, 1997 to September 30, 1998. Net expenses represent total expenses less waiver of fees and expenses paid indirectly.
<F3> Annualized.
See notes to financial statements.

MARSICO FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
(Unaudited)


1. ORGANIZATION
-------------------------------------------------------------------------------
The Marsico Investment Fund (the "Trust") was organized on October 1,
1997 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Focus Fund and the Growth & Income
Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks long-term growth of capital by normally investing in a core position of 20-30 common stocks. The Growth & Income Fund is a diversified fund, as defined in the 1940 Act, that seeks long-term growth of capital with a limited emphasis on income. The Funds commenced operations on December
31, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation - A security traded on a recognized stockexchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Trustees.

(b) Organization Costs - Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

(c) Expenses - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses may be reduced by voluntary Advisory waivers. The Funds' transfer agency fees may be reduced by uninvested cash balances earning interest or credits. In addition, the Adviser has directed certain of the Funds' portfolio trades to generate directed brokerage credits to be used against sub-transfer agency fees. Net expenses of the Funds do not include such transfer agency fees and credits. In accordance with Securities and Exchange Commission requirements, such credits are required to be included in Transfer Agent Fees and Expenses and as a reduction of Total Expenses under Expenses Paid Indirectly in the Statement of Operations.

(d) Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes.

(e) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses, and Post-October capital losses.

(f) Forward Currency Transactions and Futures Contracts - The Funds enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

          Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds' custodian.
     The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

          Currency gain and loss is also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income. The change in net appreciation/ depreciation of the payables and receivables is recorded as unrealized appreciation/depreciation on investments and foreign currency translations.

          Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year end.

          Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

          The Funds may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

(g) Other - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

3. INVESTMENT ADVISORY AGREEMENT
-------------------------------------------------------------------------------
The Funds have an agreement with Marsico Capital Management, LLC
(the "Adviser") to furnish investment advisory services to the Funds.
Under the terms of this agreement, the Adviser is compensated at the rate of 0.85% of the average daily net assets of each of the Focus and Growth & Income Funds. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage, and extraordinary expenses) to an annual rate of 1.60% of the Focus Fund's average net assets and 1.50% of the Growth & Income Fund's average net assets until January 1, 2000. This fee waiver is voluntary and may be terminated at any time. The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations. For the six months ended March 31, 1999, the Adviser recovered previously waived fees of $249,672 in the Growth & Income
Fund.

4. SERVICE AND DISTRIBUTION PLAN
-------------------------------------------------------------------------------
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

5. INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended March 31, 1999, were as follows:

                                                                                     Growth &
                                                           Focus Fund             Income Fund
---------------------------------------------------------------------------------------------
PURCHASE
U.S. Government                                        $   90,068,229            $ 11,258,529
Other                                                   1,929,630,447             436,111,853

SALES
U.S. Government                                            86,207,660              22,496,918
Other                                                   1,272,723,344             259,766,027
---------------------------------------------------------------------------------------------

The cost of securities on a tax basis for the Focus and Growth & Income Funds is $1,599,589,059, and $474,704,245, respectively. At March 31,
1999, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                                                     Growth &
                                                           Focus Fund             Income Fund
---------------------------------------------------------------------------------------------
Unrealized Appreciation                                  $331,997,786             $94,897,534
(Unrealized Depreciation)                                 (16,127,169)             (4,611,287)
---------------------------------------------------------------------------------------------
Net Unrealized Appreciation
  on Investments                                         $315,870,617             $90,286,247

6. RESULTS OF THE SHAREHOLDER MEETING
-------------------------------------------------------------------------------
The special meeting of the shareholders of the Funds was held on February 1, 1999. Trustees elected by the shareholders at the time of the meeting were as follows: Thomas F. Marsico, J. Jeffrey Riggs, Rono
Dutta, Theodore S. Halaby, Walter A. Koelbel, Jr., Larry A. Mizel,
Federico Pena and Michael D. Rierson.

     The matters voted on by the shareholders of record as of December 10, 1998 and the results of the vote at the shareholder meeting held February 1, 1999 were as follows:

1. Approval of the new investment advisory and management agreement between the Marsico Investment Fund and Marsico Capital Management, LLC.

                                                      For           Against           Abstain
---------------------------------------------------------------------------------------------
Focus Fund                                     46,539,037         1,025,452           641,913
Growth & Income Fund                           13,787,818           282,281           170,986
---------------------------------------------------------------------------------------------

2. Election of Trustees

                                                                        For          Withheld
---------------------------------------------------------------------------------------------
Thomas F. Marsico
 Focus Fund                                                      47,222,559           983,844
 Growth & Income Fund                                            13,946,732           294,354

J. Jeffrey Riggs
 Focus Fund                                                      47,308,311           898,092
 Growth & Income Fund                                            13,979,366           261,720

Rono Dutta
 Focus Fund                                                      47,328,312           878,091
 Growth & Income Fund                                            13,986,193           254,893

Theodore S. Halaby
 Focus Fund                                                      47,315,045           891,358
 Growth & Income Fund                                            13,984,296           256,790

Walter A. Koelbel, Jr.
 Focus Fund                                                      47,339,006           867,397
 Growth & Income Fund                                            13,999,760           241,326

Larry A. Mizel
 Focus Fund                                                      47,314,104           892,299
 Growth & Income Fund                                            14,006,242           234,844

Federico Pena
 Focus Fund                                                      47,241,635           964,768
 Growth & Income Fund                                            13,995,602           245,484

Michael D. Rierson
 Focus Fund                                                      47,377,963           828,440
 Growth & Income Fund                                            14,012,738           228,348

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